Segmented information (Tables)	12 Months Ended
Dec. 31, 2016
Segmented information
Information by geographic area, revenues

In millions	Year ended December 31,	2016	2015	2014

Revenues
Canada		$7,971	$8,283	$8,108
U.S.		4,066	4,328	4,026
Total revenues		$12,037	$12,611	$12,134

Information by geographic area, net income

In millions	Year ended December 31,	2016	2015	2014

Net income
Canada	$2,708	$2,469	$2,249
U.S.	932	1,069	918
Total net income	$3,640	$3,538	$3,167

Information by geographic area, properties

In millions	December 31,	2016	2015
Properties
Canada		$17,445	$16,737
U.S.		16,310	15,887
Total properties		$33,755	$32,624